Financial Instruments And Risk Management (Summary Of Company's Contractual Obligations) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Instruments And Risk Management [Line Items]
Notes payable to banks	€ 41,456	[1]
Long-term debt	20,527	[1],[2]
Convertible subordinated debt	177,625	[1]
Operating leases	78,645
Pension liabilities	9,887		7,167
Purchase commitments to suppliers	174,532
Capital expenditure commitments	17,433
Unrecognized tax benefits (ASC 740)	21,749		20,057	15,663	14,841
Total contractual obligations	541,854
Capital lease obligations	141
Less Than 1 Year [Member]
Financial Instruments And Risk Management [Line Items]
Notes payable to banks	41,456	[1]
Long-term debt	4,671	[1],[2]
Convertible subordinated debt	9,750	[1]
Operating leases	21,933
Pension liabilities	92
Purchase commitments to suppliers	170,421
Capital expenditure commitments	17,433
Unrecognized tax benefits (ASC 740)	21,749
Total contractual obligations	287,505
1-3 Years [Member]
Financial Instruments And Risk Management [Line Items]
Long-term debt	15,856	[1],[2]
Convertible subordinated debt	167,875	[1]
Operating leases	27,952
Pension liabilities	171
Purchase commitments to suppliers	4,111
Total contractual obligations	215,965
3-5 Years [Member]
Financial Instruments And Risk Management [Line Items]
Operating leases	16,943
Pension liabilities	209
Total contractual obligations	17,152
More Than 5 Years [Member]
Financial Instruments And Risk Management [Line Items]
Operating leases	11,817
Pension liabilities	9,415
Total contractual obligations	€ 21,232

[1]	Including interest expense based on the percentages at the reporting date.
[2]	Capital lease obligations of € 141 are included in long-term debt.